UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811- 21047
Dreyfus Fixed Income Securities
(Exact name of registrant as specified in charter)
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)
Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)
Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end: 10/31
Date of reporting period: July 1, 2006-June 30, 2007

Item 1. Proxy Voting Record

Dreyfus Fixed Income Securities
=========================== DREYFUS MORTGAGE SHARES ============================
The Portfolio did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

========================== DREYFUS HIGH YIELD SHARES ===========================

ADELPHIA COMMUNICATIONS CORP.

Ticker: ADELQ	Security ID:	006848BC8
Meeting Date: SEP 12, 2006		Meeting Type: Written Consent
Record Date: MAY 1, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	POTENTIAL ARAHOVA SETTLEMENT	None	For	Management
2	POTENTIAL FRONTIERVISION HOLDCO	None	For	Management
SETTLEMENT
3	POTENTIAL OLYMPUS PARENT SETTLEMENT	None	For	Management
4	INTER-CREDITOR DISPUTE HOLDBACK	None	For	Management

--------------------------------------------------------------------------------

ADELPHIA COMMUNICATIONS CORP.

Ticker: ADELQ		Security ID: 006848BC8
Meeting Date: NOV 27, 2006		Meeting Type: Written Consent
Record Date: OCT 18, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	THE PLAN	None	For	Management

--------------------------------------------------------------------------------

HUNTSMAN CORP

Ticker: HUN	Security ID:	447011107
Meeting Date: MAY 3, 2007		Meeting Type: Annual
Record Date: MAR 16, 2007

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Nolan D. Archibald	For	For	Management
1.2	Elect Director H.W. Lichtenberger	For	For	Management
1.3	Elect Director Richard A. Michaelson	For	For	Management
2	Ratify Auditors	For	For	Management

--------------------------------------------------------------------------------

OWENS CORNING

Ticker: OWENQ		Security ID:	69073FAD5
Meeting Date: SEP 1, 2006		Meeting Type: Written Consent
Record Date: JUL 14, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1	PLAN OF REORGANIZATION		None	Did Not	Management
Vote
2	RELEASED PARTIES ELECTION		None	Did Not	Management
Vote

--------------------------------------------------------------------------------

OWENS CORNING

Ticker: OWENQ		Security ID:	69073FAE3
Meeting Date: SEP 1, 2006		Meeting Type: Written Consent
Record Date: JUL 14, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1	PLAN OF REORGANIZATION		None	Did Not	Management
Vote
2	RELEASED PARTIES ELECTION		None	Did Not	Management
Vote

--------------------------------------------------------------------------------

TIME WARNER CABLE INC

Ticker: TWC		Security ID: 88732J108
Meeting Date: MAY 23, 2007		Meeting Type: Annual
Record Date: MAR 27, 2007

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director David C. Chang	For	For	Management
1.2	Elect Director James E. Copeland, Jr.	For	For	Management
2	Ratify Auditors	For	For	Management
3	Approve Omnibus Stock Plan	For	For	Management
4	Approve Executive Incentive Bonus Plan	For	For	Management

--------------------------------------------------------------------------------

UBIQUITEL OPERATING COMPANY

Ticker:	Security ID:	90348AAG4
Meeting Date: NOV 2, 2006		Meeting Type: Written Consent
Record Date: SEP 29, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	THE ADOPTION OF CERTAIN PROPOSED	None	Did Not	Management
	AMENDMENTS TO THE INDENTURES.		Vote

--------------------------------------------------------------------------------

WILLIAMS COMPANIES, INC., THE

Ticker: WMB	Security ID:	969457100
Meeting Date: MAY 17, 2007		Meeting Type: Annual
Record Date: MAR 26, 2007

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Director Kathleen B. Cooper	For	For	Management
2	Elect Director William R. Granberry	For	For	Management
3	Elect Director Charles M. Lillis	For	For	Management
4	Elect Director William G. Lowrie	For	For	Management
5	Ratify Auditors	For	For	Management
6	Approve Omnibus Stock Plan	For	For	Management
7	Approve Qualified Employee Stock Purchase For		For	Management
Plan

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Fixed Income Securities
By:	/s/ J. David Officer
J. David Officer
President

Date:	August 21, 2007